Segments - Summary of Information by Reportable Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales Information [Line Items]
Cost of revenues	$ 36,968	$ 16,781	$ 64,130	$ 46,977
Gross profit (loss)	3,735	1,411	(1,893)	(11,817)
Launch Services [Member]
Sales Information [Line Items]
Revenues	6,576	16,462	38,971	33,085
Cost of revenues	7,344	15,866	53,827	45,872
Gross profit (loss)	(768)	596	(14,856)	(12,787)
Space Systems [Member]
Sales Information [Line Items]
Revenues	34,127	1,730	23,266	2,075
Cost of revenues	29,624	915	10,303	1,105
Gross profit (loss)	$ 4,503	$ 815	$ 12,963	$ 970